Commitments and Contingent Liabilities (Commitments Outstanding) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Commitments and Contingent Liabilities
2012	¥ 241,266
2013	37,395
2014	21,062
2015	1,516
2016	1,022
Thereafter	2,629
Total	304,890
Loans guaranteed	23,376
Material litigation or claims outstanding	¥ 0